REVENUE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Revenue from Contracts with Customers Disaggregated by Geography	The following table presents revenue from contracts with customers disaggregated by geography:

	Three months ended March 31,
	2026	2025
Europe	$398,864	$—
United States	8,780	—
Total	$407,644	$—

The following table presents revenue from contracts with customers disaggregated by geography:

	Year ended December 31,
	2025	2024
United States	$—	$24,300
Asia	—	9,112
Europe	—	118,715
Total	$—	$152,127

Schedule of Revenue from Contracts with Customers Disaggregated by Timing of Revenue Recognition

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Three months ended March 31,
	2026	2025
Revenue recognized at a point in time	$340,365	$—
Revenue recognized over time	67,279	—
Total	$407,644	$—

The following table presents revenue from contracts with customers disaggregated by the timing of revenue recognition:

	Year ended December 31,
	2025	2024
Revenue recognized at a point in time	$—	$152,127
Revenue recognized over time	—	—
Total	$—	$152,127

Schedule of Accounts Receivable and Contract Liabilities	Accounts receivable, contract assets, and contract liabilities were as follows on the dates presented:

	Accounts Receivable	Contract Assets	Contract Liabilities
December 31, 2025	—	—	—
March 31, 2026	201,571	30,527	428,346
Accounts receivable and contract liabilities as of December 31, 2025 and 2024 were as follows on the dates presented:

	Accounts Receivable	Contract Liabilities
January 1, 2024	$482,279	$30,400
December 31, 2024	—	24,000
December 31, 2025	—	—

Schedule of Revenue from Contracts with Customers Disaggregated by Product and Service

The following table presents revenue from contracts with customers disaggregated by product and service type:

	Three months ended March 31,
	2026	2025
Orbit:
SaaS and hosted software subscriptions	$48,499	$—
Application maintenance services	18,780	—
Total	67,279	—
Lyocon:
Product sales	317,588	—
Professional services revenue	22,777	—
Total	340,365	—
Total revenue	$407,644	$—